Filed with the Securities and Exchange Commission on July 27, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	649	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	650	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On July 29, 2026 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note:  This Post-Effective Amendment No. 649 to the Registration Statement of Managed Portfolio
Series (the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under Rule 485(b).

Port Street Quality Growth Fund
Institutional Class Shares – PSQGX
Prospectus
July 29, 2026
The SEC has not approved or disapproved of these securities or determined if this
Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
Port Street Quality Growth Fund
Series of Managed Portfolio Series (the “Trust”)
TABLE OF CONTENTS

SUMMARY SECTION ..........................................................................................................................	1
Port Street Quality Growth Fund .........................................................................................................	1
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS .............................................................................................................................................	7
Investment Objective ...........................................................................................................................	7
Principal Investment Strategies ............................................................................................................	7
Principal Risks of Investing in the Fund ..............................................................................................	8
Portfolio Holdings ................................................................................................................................	11
MANAGEMENT OF THE FUND .........................................................................................................	11
Investment Adviser ..............................................................................................................................	11
Portfolio Managers ...............................................................................................................................	13
Investment Sub-Adviser .......................................................................................................................	13
SHAREHOLDER INFORMATION .......................................................................................................	14
Pricing of Fund Shares .........................................................................................................................	14
How to Purchase Fund Shares .............................................................................................................	15
How to Redeem Fund Shares ...............................................................................................................	18
Dividends and Distributions .................................................................................................................	22
Tools to Combat Frequent Transactions ..............................................................................................	22
Tax Consequences ................................................................................................................................	24
Other Fund Policies ..............................................................................................................................	25
DISTRIBUTION OF FUND SHARES ...................................................................................................	26
The Distributor .....................................................................................................................................	26
Shareholder Servicing Plan Fees ..........................................................................................................	26
Payments to Financial Intermediaries ..................................................................................................	26
FINANCIAL HIGHLIGHTS ..................................................................................................................	28
1

Summary Section

Port Street Quality Growth Fund
Investment Objective
The Port Street Quality Growth Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Shareholder Servicing Plan Fees	0.10%
Other Expenses	0.15%
Total Annual Fund Operating Expenses (1)	1.10%
Less: Fee Waiver (2)	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver (2)	0.97%
(1)The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights sections of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available but unused shareholder servicing plan fees.
(2)Port Street Investments, LLC (the “Adviser” or “Port Street”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses)
do not exceed 0.97% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July
29, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
(taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$99	$337	$594	$1,329
2
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s approach to investing focuses on those companies that can be purchased at market prices below their fair value with a record of consistent, above average profit growth; strong balance sheets;
sustainable competitive advantages; and capable management.  The source of such growth is persistently above average profitability, which, when combined with a sensible policy relating to the payout of such profits and intelligent re-investment, results in the compounding of retained earnings and long-term growth.  The Fund’s investment strategy is designed to grow purchasing power in excess of inflation and outperform the general market over time while mitigating losses during periods of economic adversity.
Under normal market conditions, the Fund invests primarily in equity securities, including common stocks.  Although the Fund invests in equity securities issued by companies of any capitalization, it focuses a greater portion of its investments in larger-capitalization (“larger cap”) companies, many of which generate income through dividend distributions as well as providing capital appreciation opportunities.
The Fund divides responsibility for investment management between the Adviser and Saratoga Research
& Investment Management, an unaffiliated sub-adviser (the “Sub-Adviser” or “Saratoga”). Subject to the
Adviser’s oversight, the Sub-Adviser is primarily responsible for the day-to-day portfolio management of the Fund.
In selecting securities for the Fund’s portfolio, the Sub-Adviser begins by performing a quantitative screen on a database of approximately 10,000 companies to identify those companies with a healthy balance sheet, not more than a moderate amount of leverage, a non-capital intensive business model, profitability, a propensity for above average profit margins, and management that has proven adept at allocating capital over time. This screen typically reduces the Fund’s investment universe to 150 to 200 companies.
Subject to the Adviser’s investment oversight responsibilities, the Sub-Adviser studies the business models of the companies identified during the initial screen to better understand the drivers of each company’s performance. The Sub-Adviser then uses valuation analysis to establish target purchase prices for each company. The result of this process is a portfolio of 25 to 45 companies the Sub-Adviser believes are quality issuers that have the ability to grow future profits in excess of market averages and are priced at a discount to their intrinsic values. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.
Due to the Adviser’s and Sub-Adviser’s investing approach, the Fund may hold a significant position in cash or cash equivalents (including, but not limited to, U.S. Treasury bills and shares of money market funds) for an extended period of time, based on the Adviser’s and Sub-Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser and Sub-Adviser will determine the Fund’s cash position using its quantitative screens and valuation analysis.
3
The Fund may also invest up to 25% of its total assets in American Depositary Receipts (“ADRs”), which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S. exchange.
Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation (“FDIC”) or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser and Sub-Adviser cannot successfully implement the Fund’s investment strategies.
Asset Allocation Risk.  The Fund’s allocation among various asset classes and investments may not produce the desired results.
Cash/Cash Equivalents Risk. A substantial cash/cash equivalent position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.
Limited Holdings Risk.  The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.
Large Cap Company Risk.  The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.
4
Mid Cap and Small Cap Companies Risk. Mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies.  Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.
Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies.  There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the
Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.
Some industry sectors have particular risks that may not affect other sectors.
Cybersecurity Risk. Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber-attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-
based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://
portstreetinvest.com or by calling the Fund toll-free at 1-855-369-6220.
5
Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2020 8.21%	Q1 2020 -9.66%
Year to Date Return as of June 30, 2026
2.90%

Average Annual Total Returns for the periods ended December 31, 2025
Institutional Class	One Year	Five Years	Ten Years	Since Inception (3/31/2014)
Return Before Taxes	10.32%	6.83%	7.92%	7.23%
Return After Taxes on Distributions	6.78%	5.54%	7.11%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares	8.48%	5.23%	6.35%	5.83%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.67%
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser
Port Street Investments, LLC is the Fund’s investment adviser.
Investment Sub-Adviser
Saratoga Research & Investment Management is the Fund’s investment sub-adviser.
6
Portfolio Managers
The Fund is managed by portfolio managers of the Adviser and the Sub-Adviser. The following portfolio managers are responsible for the management of the Fund and have managed the Fund since its inception in March 2014:
•Kevin Tanner – Chairman, Chief Executive Officer and Chief Investment Officer of the Sub-
Adviser.
•Graham Pierce – Chief Executive Officer of the Adviser.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any day that the New York Stock Exchange
(“NYSE”) is open for business by written request via mail (Port Street Quality Growth Fund, c/o
U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252) by contacting the
Fund by telephone at 1-855-369-6220, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment amount for purchases of shares of the Fund is $2,000.  Subsequent purchases and exchanges may be made with a minimum investment amount of $100. The Adviser may reduce or waive the minimums.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a
401(k) plan or IRA. Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, the Adviser and/or the Sub-Adviser may pay the intermediary for the sale of
Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
7

Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek to provide total return.  The Fund’s investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies
The Fund’s approach to investing focuses on those companies that can be purchased at market prices below their fair value with a record of consistent, above average profit growth; strong balance sheets;
sustainable competitive advantages; and capable management.  The source of such growth is persistently above average profitability, which, when combined with a sensible policy relating to the payout of such profits and intelligent re-investment, results in the compounding of retained earnings and long-term growth.  The Fund’s investment strategy is designed to grow purchasing power in excess of inflation and outperform the general market over time while mitigating losses during periods of economic adversity.
Under normal market conditions, the Fund invests primarily in equity securities, including common stocks. Although the Fund invests in equity securities issued by companies of any capitalization, it focuses a greater portion of its investments in larger-capitalization (“larger cap”) companies, many of which generate income through dividend distributions as well as providing capital appreciation opportunities.
The Fund divides responsibility for investment management between the Adviser and Saratoga, an unaffiliated sub-adviser. As part of its services to the Fund, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers, formulates and implements the Fund’s investment program, and oversees the management of the Fund’s investments by the Sub-Adviser.  The
Adviser may make specific portfolio investments for the Fund’s portfolio if the Adviser allocates all or a portion of the Fund’s assets for its direct management.  Subject to the Adviser’s oversight, the Sub-
Adviser is primarily responsible for the day-to-day portfolio management of the Fund.
In selecting securities for the Fund’s portfolio, the Sub-Adviser begins by performing a quantitative screen on a database of approximately 10,000 companies to identify those companies with a healthy balance sheet, not more than a moderate amount of leverage, a non-capital intensive business model, profitability, a propensity for above average profit margins, and management that has proven adept at allocating capital over time.  This screen typically reduces the Fund’s investment universe to 150 to 200 companies. Due to the Adviser’s and Sub-Adviser’s investing approach, the Fund may hold a significant position in cash or cash equivalents (including, but not limited to, shares of money market funds) for an extended period of time, based on the Adviser’s and Sub-Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser and Sub-Adviser will determine the Fund’s cash position using its quantitative screens and valuation analysis.
Subject to the Adviser’s investment oversight responsibilities, the Sub-Adviser studies the business models of the companies identified during the initial screen to better understand the drivers of each
8
company’s performance.  The Sub-Adviser then uses valuation analysis to establish target purchase prices for each company.  The result of this process is a portfolio of 25 to 45 companies the Sub-Adviser believes are quality issuers that have the ability to grow future profits in excess of market averages and are priced at a discount to their intrinsic values. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.
The Sub-Adviser typically considers selling a security for one of three reasons:  (1) when the security approaches the Sub-Adviser’s estimated intrinsic value; (2) because of material changes in the issuer’s business model or the competitive landscape in which it operates; or (3) because of a material increase in the issuer’s use of leverage.
The Fund may also invest up to 25% of its total assets in ADRs, which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S.
exchange.
Due to the Adviser’s and Sub-Adviser’s investing approach, the Fund may hold a significant position in cash or cash equivalents (including, but not limited to, shares of money market funds) for an extended period of time, based on the Adviser’s and Sub-Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The
Adviser and Sub-Adviser will determine the Fund’s cash position using its quantitative screens and valuation analysis.
Cash or Similar Investments and Temporary Strategies of the Fund.  At the Adviser’s discretion, the Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, and repurchase agreements. To the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Fund
Before investing the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other governmental agency.  There can be no assurance that the Fund will achieve its investment objective.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The principal risks of investing in the Fund are:
General Market Risk.  The NAV of the Fund and investment return of the Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a
9
single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.  Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.
In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.
Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the Fund.
Management Risk.  The ability of the Fund to meet its investment objective is directly related to the
Adviser and Sub-Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser and Sub-Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser and Sub-Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform the market or other mutual funds with similar investment objectives.
Asset Allocation Risk.  The Fund’s investment performance may depend, at least in part, on its asset allocation targets and ranges, and how the Fund’s assets are allocated and reallocated among various assets classes and investments. The Adviser’s asset allocation decisions may not anticipate market trends successfully, and the Adviser may make less than optimal or poor asset allocation decisions. It is possible that the Adviser will focus on an asset class or investment that performs poorly or underperforms other alternatives under various market conditions.  You could lose money on your investment in the Fund as a result of these allocation decisions. To the extent that the Fund invests a significant portion of its assets in underlying funds, the Fund will be particularly sensitive to the risks associated with that underlying fund.
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Equity Securities Risk.  The Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.
10
Limited Holdings Risk.  The Fund may have a relatively high percentage of assets in a single or small number of issuers and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diverse portfolio.
Large Cap Company Risk.  The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.
Mid Cap and Small Cap Companies Risk. Mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies.  Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Mid cap and small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the
Sub-Adviser wants to sell a large quantity of a mid-cap or small cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large cap companies.
Foreign Securities Risk.  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.
Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through
“sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored ADRs generally bear all the costs of such ADRs, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the
11
Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Cybersecurity Risk. Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyber attacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Nevertheless, cyber incidents could potentially occur, and might in some circumstances result in unauthorized access to sensitive information about the Adviser or its clients.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser
The Trust has entered into an investment advisory agreement (“Advisory Agreement”), on behalf of the
Fund, with Port Street Investments, LLC located at 24 Corporate Plaza, Suite 150, Newport Beach,
California 92660.  Established in 2013, the Adviser is an SEC-registered investment adviser that provides investment advisory services to the Fund and, as of March 31, 2026, the Adviser is currently responsible for about $163 million in assets under management. Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board.
The Adviser has overall supervisory responsibility for the general management and investment of the
Fund’s securities portfolio, including oversight of the Sub-Adviser. The Adviser is responsible for assuring that investments are made according to the Fund’s investment objective, policies and restrictions.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its Advisory Agreement. For its services, the Fund pays the Adviser a monthly management fee based upon the average daily net assets of the Fund at an annual rate of 0.85% on the first $100 million of average daily net assets, 0.80% on the next $150 million of average daily net assets, 0.75% on the next $500 million of average daily net assets, and 0.70% on average daily net assets over $750 million.
The Fund divides responsibility for investment management between the Adviser and Saratoga, an unaffiliated sub-adviser.  As part of its services to the Fund, the Adviser provides and utilizes investment manager research that it has conducted to assist the Fund in achieving its investment objectives.  Such services include evaluating and recommending professional investment advisory and management organizations (“investment managers”) to serve as sub-adviser(s) to the Fund and making specific portfolio investments for the Fund’s portfolio if the Adviser allocates all or a portion of the Fund’s assets for its direct management.
12
Although the day-to-day management of the Fund’s portfolio is performed by the Sub-Adviser, the
Adviser retains responsibility for the management of the Fund, including implementing its investment objective and strategies and making specific portfolio investments for the Fund’s portfolio if the Adviser allocates all or a portion of the Fund’s assets for its direct management. The Adviser, who identified and recommended the initial hiring of the Sub-Adviser, supervises and monitors the activities of the Sub-
Adviser on an ongoing basis. In addition, the Adviser reviews and analyzes the Fund’s performance and its performance relative to peer funds, monitors the Fund’s compliance with its investment objective and strategies, prepares reports for the Board on investment performance and other matters affecting the Fund, recommends to the Board enhancements to Fund features, communicates with shareholders and intermediaries about Fund performance and features and may directly manage any portion of the Fund’s portfolio at its discretion.
The Adviser has selected the Sub-Adviser to be primarily responsible for the day-to-day portfolio management of the Fund, while the Adviser oversees the Sub-Adviser and evaluates its performance results. Subject to the Adviser’s oversight, the Sub-Adviser selects the individual portfolio securities for the Fund’s assets. The Sub-Adviser is unaffiliated with the Adviser.
The Sub-Adviser is currently responsible for managing all of the Fund’s assets, although the Adviser retains the authority to manage any  portion of the Fund’s assets that the Adviser may determine not to allocate to the Sub-adviser. Assets not allocated to the Sub-Adviser may include the Fund’s liquidity reserves and assets which may be managed directly by the Adviser to modify the Fund’s overall portfolio characteristics to seek to achieve the desired risk/return profile for the Fund. The Adviser may also manage portions of the Fund during any future transitions to other sub-advisers. The Adviser’s employees who manage the Fund oversee the Sub-Adviser and have primary responsibility for the management of the Fund.
Manager of Managers Order. The Fund, the Trust and the Adviser have obtained an exemptive order with respect to the Fund that permits the Fund to operate in a “manager of managers” structure whereby the
Adviser, subject to certain conditions, can hire new sub-advisers for the Fund, and materially amend the terms of sub-advisory agreements with sub-advisers, each subject to Board approval but without obtaining prior shareholder approval. Consequently, under the exemptive order, the Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. The manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or change the Adviser’s obligations under its investment advisory agreement with the Trust.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the
Adviser will require shareholder approval.
Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees, and pay Fund expenses in order to ensure that Total Annual
Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses,  dividends paid on short sales and extraordinary expenses) do not exceed 0.97% of the Fund’s average daily net assets for the Fund through July 29, 2027. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which
13
such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July 29, 2027. Thereafter, (1) the Operating Expenses
Limitation Agreement may be terminated at any time, upon 60 days’ written notice, and without payment of any penalty prior to the completion of its term, by the Trust’s Board, on behalf of the Fund, or the
Adviser, with the consent of the Board, which consent shall not be unreasonably withheld, or (2) the
Adviser, upon sixty (60) days’ written notice to the Board, may elect to revert the Fund’s operating expense limit to 1.15%, with such reversion taking effect no earlier than the first day of the next twelve-
month period.
As a result of the Operating Expenses Limitation Agreement the Adviser has with the Fund, the Adviser was effectively paid 0.70% of the Fund’s average daily net assets as its annual management fee for the fiscal year ended March 31, 2026.
A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the
Fund’s annual report to shareholders for the period ended March 31, 2026, which is included in the
Fund’s Form N-CSR.

Investment Sub-Adviser
The Adviser has engaged Saratoga Research & Investment Management (“Saratoga”) as Sub-Adviser to
the Fund. Saratoga, subject to the supervision of the Adviser, is responsible for the day-to-day management of the Fund’s portfolio allocated by the Adviser, including the purchase, retention, and sale of securities.
Saratoga is located at 14471 Big Basin Way, Suite E, Saratoga, California 95070. The Sub-Adviser is an
SEC-registered investment adviser for private clients and institutions with approximately $2.3 billion in assets under management as of March 31, 2026.
Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Pursuant to a
Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a quarterly basis, a sub-advisory fee based on the Fund’s average daily net assets allocated to Saratoga.
The Adviser compensates the Sub-Adviser out of the advisory fee that the Adviser receives from the
Fund. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in the Fund’s annual report to shareholders for the period ended March 31, 2026.

Portfolio Managers
Graham Pierce – Portfolio Manager
Mr. Pierce is the Chief Executive Officer of the Adviser since its founding in 2013.  He also has been with Beacon Pointe since 2006.  From 2008 to 2010, he was a Senior Vice President of Beacon Pointe
and in 2010, assumed the role of Managing Director of the firm and became a member of both its Board of Directors and its investment committee.  Mr. Pierce oversees private client services for Beacon Pointe and manages other strategic initiatives related to that firm.  In addition, he is employed part time as a
14
professor at the Merage School of Business at the University of California Irvine.  Mr. Pierce has a BA
from the University of Virginia and an MBA from UCLA’s Anderson School of Business.
Kevin Tanner –Portfolio Manager
Mr. Tanner is the Chairman, CEO and Chief Investment Officer of the Sub-Adviser.  Prior to founding
Saratoga in 1995, Mr. Tanner was a senior portfolio manager and a senior vice president with Prudential
Securities and Smith Barney.  He has 35 years of experience as a professional money manager.  Mr.
Tanner earned his BS degree in economics from Santa Clara University.
The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’
ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares
The price of the Fund’s shares is its NAV.  The Fund’s NAV is calculated by dividing the value of the
Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The NAV is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern Time.  The NAV will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect the Fund’s NAV.
The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
When fair value pricing is employed, the security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.
Certain foreign securities may be valued at intraday market values in such foreign markets. Additionally, in the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in
15
the U.S. or other markets) after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  In addition, the Fund’s investments in smaller or medium capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

How to Purchase Fund Shares
Shares of the Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the Fund or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans, or certain packaged investment products.
Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The
Fund generally does not sell shares to investors residing outside the United States, even if they are United
States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money
Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S.
law.
A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services,
LLC, doing business as U.S. Bank Global Fund Services, the Fund’s transfer agent (the “Transfer
Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an
“Account Application”) is received by the Fund or the Transfer Agent.
Investment Minimums.  The minimum initial investment amount is $2,000 for the Fund.  The minimum investment amount for subsequent investments is $100.  The Adviser reserves the right to waive the minimum initial or subsequent investment amounts.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the
Fund.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with
16
applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized
Intermediaries to receive purchase and redemption orders on the Fund’s behalf.
If your financial intermediary is not an Authorized Intermediary, your order will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not
Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.
Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or your
Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:
•The name of the Fund(s) to be purchased;
•The dollar amount of shares to be purchased;
•Your account application; and
•A check payable to the name of the Fund(s) or a wire transfer received by the Fund(s).
An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat
Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.
Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE
(generally 4:00 p.m., Eastern Time) will be processed at the applicable price next calculated after receipt.
Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account
Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
Port Street Quality Growth Fund	Port Street Quality Growth Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Fund’s
17
Transfer Agent.  Receipt of purchase orders or redemption requests determined as of the time the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, or any conditional order or payment.
Purchase by Wire.  If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-855-369-6220 to advise them of the wire and to ensure proper credit upon receipt.
Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Port Street Quality Growth Fund
[Shareholder Name/Account Registration]
[Shareholder Account Number]
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Fund toll free at
1-855-369-6220.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated
Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount for additional purchases is $100.  If your order is received prior to the close of the
NYSE (generally 4:00 p.m., Eastern Time), shares will be purchased in your account at the NAV determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time).
Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone or wire.  You must call to
18
notify the Fund at 1-855-369-6220 before wiring.  All subsequent purchase requests must include the
Fund name, your name, address and your shareholder account number.
Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan
(“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $100 for Fund that you wish to invest in the Fund, on a monthly or quarterly basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the AIP draft for any reason.
Anti-Money Laundering Program. The Trust has established an Anti-Money Laundering Compliance
Program (the “Program”) as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”)
and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the
Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):
•Full name;
•Date of birth (individuals only);
•Social Security or taxpayer identification number; and
•Permanent street address (a P.O. Box number alone is not acceptable).
In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your Account Application as part of the
Program.  As requested on the Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity
(e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. The
Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-369-6220.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares
In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.
However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.
Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting
19
your account with the proceeds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-855-369-6220.  Investors will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally
4:00 p.m., Eastern Time) will usually be processed on the next business day. Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents. The Fund may also choose to sell portfolio assets for the purpose of meeting such requests.  The Fund further reserves the right to distribute “in-kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.
A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund to be redeemed;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account and signature guarantee(s), if applicable.
Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.
While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire or ACH transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days
20
from the purchase date. This delay will not apply if you purchased your shares via wire payment.
Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.
Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.
Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the
Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents
Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a
Medallion program member or a non-Medallion program member, is required of each owner in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.
Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the next calculated NAV per share upon receipt by the Fund of such request.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Port Street Quality Growth Fund	Port Street Quality Growth Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
21
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer
Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.
Telephone Redemption.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at
1-855-369-6220.  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.
In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.
Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The Social Security or taxpayer identification number under which the account is registered.
If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start this program, your account must have Fund shares with a value of at least $10,000.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will be depleted.  To establish the SWP, complete the SWP section of the Account
Application.  Please call 1-855-369-6220 for additional information regarding the SWP.
22
The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.
Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).
Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

Dividends and Distributions
The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at other times during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:
(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write or call the Transfer Agent at 1-855-369-6220 in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received your request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may
23
disrupt portfolio management strategies and harm performance.  The Fund takes additional steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund implements these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.
Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-
term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund
Shares.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handle, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the
Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.
24

Tax Consequences
Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent that the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions by the Fund that are not paid from its earnings and profits will be treated as a return of capital, which is applied against and will reduce the adjusted tax basis of your shares (but not below zero) and, after such adjusted tax basis is reduced to zero, be treated as a gain from the sale or exchange of shares.
A 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.
Distributions are generally taxable when received.  However, distributions declared in October,
November or December to shareholders of record on a date in such a month and paid the following
January are taxable as if received on December 31.
Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund and gains from the sale of Fund shares may also be subject to state and local taxes.  Additional tax information may be found in the SAI.
25
This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies
Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may be responsible for fraudulent telephone orders made to your account as long as the Fund have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00
p.m. Eastern Time).
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Fund Shares” section.
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.
Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this
Prospectus.  Please contact your financial intermediary for details.
Closing the Fund.  The Board retains the right to close (or partially close) the Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases, it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-855-369-6220 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the
Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s
26
abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-855-369-6220 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (dba ACA Group), is located at 190 Middle Street, Suite 301, Portland, Maine 04101, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Plan Fees
The Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.10%
of the average daily net assets of the Institutional Class shares for services provided to the Fund by financial institutions, including the Adviser or its affiliates.
Because the shareholder service fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Payments to Financial Intermediaries
The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser and Sub-Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Adviser and/or Sub-Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser and/or Sub-Adviser may also
27
pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.
28

Financial Highlights
The financial highlights in the following table are intended to help you understand the Fund’s financial performance for the fiscal years indicated.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request or on the Fund’s website at https://portstreetinvest.com.
29

Port Street Quality Growth Fund
Institutional Class	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.06	$16.96	$15.80	$16.61	$15.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.26	0.29	0.13	0.00 (b)
Net realized and unrealized gain (loss) on investments(c)	1.18	0.41	1.50	(0.59)	1.18
Total from investment operations	1.44	0.67	1.79	(0.46)	1.18
Net investment income	(0.29)	(0.31)	(0.26)	(0.07)	0.00 (b)
Net realized gains	(2.22)	(0.26)	(0.37)	(0.28)	(0.33)
Total distributions	(2.51)	(0.57)	(0.63)	(0.35)	(0.33)
Net asset value, end of year	$15.99	$17.06	$16.96	$15.80	$16.61
Total return	7.83%	3.85%	11.50%	-2.67%	7.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$164,508	$185,512	$226,425	$203,520	$209,823
Ratio of expenses to average net assets:
Before expense reimbursement	1.10%	1.10%	1.09%	1.09%	1.09%
After expense reimbursement	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets:	1.50%	1.46%	1.75%	0.82%	0.01%
Portfolio turnover rate	9%	7%	14%	9%	9%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Amount represents less than $0.005 per share.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the years.

30
Investment Adviser
Port Street Investments, LLC
24 Corporate Plaza, Suite 150
Newport Beach, California 92660
Investment Sub-Adviser
Saratoga Research & Investment Management
14471 Big Basin Way, Suite E
Saratoga, California 95070
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E Wisconsin Ave, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004
Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

PRIVACY NOTICE
The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the
Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.
The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
Port Street Quality Growth Fund
Series of Managed Portfolio Series

FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports to shareholders and Form N-CSR provide additional information about the Fund’s investments. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-369-6220, by visiting the Fund’s website at https://www.portstreetinvest.com or by writing to:
Port Street Quality Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
You can review and copy information, including the Fund’s reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://
www.sec.gov/; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Port Street
Quality Growth Fund
Institutional Class Shares– PSQGX
Statement of Additional Information
July 29, 2026
This Statement of Additional Information (“SAI”) provides general information about the Port Street
Quality Growth Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a
prospectus and should be read in conjunction with the Fund’s current prospectus dated July 29, 2026 (the
“Prospectus”), as supplemented and amended from time to time.  In addition, the Fund’s financial statements for the fiscal period ended March 31, 2026, are incorporated herein by reference to the Fund’s annual report dated March 31, 2026.  To obtain a copy of the Prospectus and/or annual report, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the
Fund’s website at https://portstreetinvest.com.
Port Street Quality Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, Missouri 64121-9252
1-855-369-6220
1
The Trust and the Fund
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S.
Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The
Fund is one series, or mutual fund, of the Trust.  The Fund has one class of shares: Institutional Class
Shares.  The Fund is a diversified series and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete
Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s
Board of Trustees (the “Board”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.  The Fund commenced operations on March 31, 2014.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.
Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as deemed fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
2
All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
Port Street Investments, LLC (the “Adviser”) serves as the investment adviser for the Fund.  Saratoga
Research & Investment Management (“Saratoga” or the “Sub-Adviser”) serves as the investment sub-
adviser for the Fund.
Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so. The Fund might not invest in all of these types of securities or use all of these techniques at any one time. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s Prospectus.
Diversification
The Fund is diversified.  A diversified fund is the Fund that satisfies the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than
10% of the outstanding voting securities of a single issuer.
Because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue
Code of 1986, as amended, (the “Code”), the Fund will limit its investments, excluding cash, cash items
(including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer and the Fund will not hold more than 10% of such issuer’s outstanding voting securities.
Percentage Limitations
The Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
3
Market Volatility
U.S. and international markets have from time to time experienced significant volatility.  Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-
related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility.
During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  At times, concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility may have adverse effects on the Fund, and the risks discussed below and in the Prospectus may increase.
Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects the Fund’s net asset value per share (“NAV”), which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the
Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.
Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are not traded in the United States and/or are not
U.S. dollar denominated, and purchase and sell foreign currency on a spot basis.  The Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European
4
Depositary Receipts (“EDRs”), and foreign securities that are traded on a U.S. exchange.  Investments in
ADRs and foreign securities involve certain inherent risks, including the following:
Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital denominated in either U.S.
dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by
European banks or trust companies, denominated in foreign currencies and designed for use outside the
U.S. securities markets. ADRs and EDRs may be purchased through “sponsored” or “unsponsored”
facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Fund’s investment policies,
ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.
The internal politics of certain foreign countries may not be as stable as those of the United States.
Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries. In 2020 the United Kingdom (“UK”) withdrew from the European Union (known as
“Brexit”).  As a result of Brexit, the financial markets experienced high levels of volatility and there is considerable uncertainty as to the arrangements that will apply to the UK’s relationship with the EU and other countries going forward.  This prolonged uncertainty may affect other countries in the EU and elsewhere. The exit by the UK or other member states will likely result in increased uncertainty, volatility, illiquidity and potentially lower economic growth in the affected markets.
Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.
Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
5
Market Characteristics.  The Adviser and Sub-Adviser expect that many foreign securities in which the
Fund may invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.
While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.
Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States.  It may be more difficult to obtain and enforce a judgment against a foreign issuer.  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.  The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those foreign countries. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S.
companies.
Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to
Fund shareholders.  Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.
Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.
Real Estate Securities
The real estate securities in which the Fund may invest consist of securities issued by Real Estate
Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter.  A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, or mortgages or shares issued by other REITs, and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs
(i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs
(i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.
There is the risk that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in which the Fund invests. A REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable
6
tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.
Fixed-Income Securities
The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or
better by Moody’s Investors Service, Inc. (“Moody’s”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO.
Securities rated BBB- by S&P are considered investment grade, but Moody’s considers securities rated
Baa3 to have speculative characteristics.  The Fund will not invest in securities that are rated below D by
S&P or Moody’s.  The Fund may hold a debt security rated below D if a downgrade occurs after the security has been purchased.  The Fund may also invest in unrated debt securities that the Adviser and/or
Sub-Advisers believe are of comparable quality to the rated securities which the Fund may purchase.
Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that the
Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking
(subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.
Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.
In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.
Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers, and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues
7
generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.
Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.
Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser and/or Sub-Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.
Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.
Exchange-Traded Notes.  The Fund may invest in exchange-traded notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S.
securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value (“NAV”); the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.
Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities entitle the holder to
8
receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of convertible securities vary widely, which allows them to be employed for a variety of investment strategies.  The
Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser and/or Sub-Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser and/or
Sub-Advisers evaluate the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
•Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
•Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
•Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect
9
a fixed rate of return.  An investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
Unrated Debt Securities.  The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.
Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S.
government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States,
Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal
Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks,
Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as
“Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie
Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.”
Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S.
Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance
Agency (“FHFA”), a newly created independent regulator.
10
Warrants and Rights
The Fund may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
When-Issued Securities
When-issued securities transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The
Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities within 35 days of the trade date.
Initial Public Offerings
The Fund may invest in securities offered by companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.
Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the Fund agrees to purchase
U.S. government Obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit
Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the
Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule
5b-3.
11
For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S.
government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.
If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.
Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major
United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs that the
Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP
Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1%
to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the
MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.
Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.
In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
12
Private Placements and Restricted Securities
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the
Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.
Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The
Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.
Privately placed securities cannot be resold to the public unless they have been registered under the
Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the
Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the
“Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper owned by the Fund is no longer liquid, that Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.
Cash Investments
The Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes) and other obligations.
The Fund may hold a substantial position in Cash Investments for long periods of time, which may result in the Fund not achieving its investment objectives.  If the market advances during periods when the Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund
13
had been more fully invested.  To the extent that the Fund uses a money market fund for its Cash
Investments, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-
term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.
The Fund may invest in any of the following Cash Investments:
Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 calendar days from the date of acquisition.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
To the extent that the Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-
bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-
negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-
14
term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P, “A” or higher by Moody’s, similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.
Illiquid Securities
The Fund may purchase illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid.  In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid.
Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on
NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments.
Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.
Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks for investment purposes.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in
15
value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings, which are paid by the Fund, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the
Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks.
Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not:
1.Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the
Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
2.Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the
Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund);
16
6.Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities; or
7.With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the
Fund would hold more than 10% of the outstanding voting securities of that issuer.
The following is the only non-fundamental investment restriction applicable to the Fund.  This restriction can be changed by the Board, but the change will only be effective after prior written notice is given to shareholders of a Fund.
The Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.
Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the
Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-
third limitation. If at any time the Fund’s illiquid securities are greater than 15% of its net assets, the
Adviser and Trust will determine how to remediate the excess illiquid securities in accordance with the
1940 Act and the Fund’s policies and procedures.
Management of the Fund
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the
State of Delaware in this regard. The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar Distributors, LLC, the
Fund’s principal underwriter (the “Distributor”); U.S. Bancorp Fund Services, LLC, doing business as
U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) and transfer agent (the
17
“Transfer Agent”); and U.S. Bank N.A., the Fund’s Custodian, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer
Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-
day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees, that are not considered to be “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) – Messrs. David M. Swanson and Robert J.
Kern. Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the Fund or its affiliates or other service providers to the
Fund. David A. Massart is considered an “interested person” of the Fund, as defined by the 1940 Act
(“Interested Trustee”), because he is a Partner and Managing Director of Beacon Point Advisors, LLC,
which is under common control with Port Street Investments, LLC, the Fund’s Adviser. Prior to July 6,
2020, Mr. Kern was considered an Interested Trustee of the Trust as defined in the 1940 Act. He was considered an Interested Trustee by virtue of the fact that he had served as a board member of Quasar
Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a Nominating & Governance Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating &
Governance Committee are comprised entirely of Independent Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Fund.
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead
Independent Trustee with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent
Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the
Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for
Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications”
below.
18
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit
Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the trustees meet with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the
Fund’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.
Trustees and Officers
The Trustees and Officers of the Trust are listed below with their addresses, present positions with the
Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart * 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	20	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (67 Portfolios) (2012-Present).
19

David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-Present).
Independent
Trustee, RiverNorth
Funds (3 Portfolios)
(2018 to Present);
RiverNorth
Managed Duration
Municipal Income
Fund, Inc. (1
Portfolio) (2019 to
Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc. (1
Portfolio) (2018 to
Present);
RiverNorth Capital
and Income Fund (1
Portfolio) (2018 to
Present);
RiverNorth
Opportunities Fund,
Inc. (1 Portfolio)
(2015 to present);
RiverNorth/
DoubleLine
Strategic
Opportunity Fund,
Inc. (1 Portfolio)
(2019 to Present);
RiverNorth Flexible
Municipal Income
Fund, Inc. (1
Portfolio) (2020 to
Present);
RiverNorth Flexible
Municipal Income
Fund II, Inc. (1
Portfolio) (2021 to
Present);
RiverNorth
Managed Duration
Municipal Income
Fund II, Inc. (1
Portfolio) (2022 to
Present);
Independent
Trustee, ALPS
Variable Investment
Trust (7 Portfolios)
(2006 to 2025).

20

Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	20	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- Present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004- Present).	N/A
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term: Since June 2026	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013- Present).	N/A
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since June 2026 (Assistant Treasurer); Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- Present).	N/A
21

Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
*Mr. Massart is considered an “interested person” of the Fund, as defined by the 1940 Act, because he is a
Partner and Managing Director of Beacon Point Advisors, LLC, which shares common control of the Adviser.
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-
inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including his 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), Administrator, and
Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also served as a board member of U.S. Bancorp Fund Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust's series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. Mr. Massart is considered an "interested person" of this Fund, as defined by the 1940 Act, because he is a Partner and Managing Director of Beacon Pointe Advisors, LLC, which shares common control of Port Street Investments, LLC, the Fund’s Adviser. Previously, he served as Chief Investment
22
Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other
Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the
Chairman to carry out oversight responsibilities with respect to the Trust.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing
Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark,
Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of
Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive
Vice President and Head of Distribution for Calamos Investments. The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of shares of the Fund and shares in other portfolios of the
Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2025.

Name	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Shares in the Trust

David A. Massart	None	None
David M. Swanson	$1 - $10,000	$50,001 - $100,000
Robert J. Kern	None	None
As of June 30, 2026, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Fund in the Trust.
Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of all the Independent
Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.
The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.  The
Audit Committee met twice with respect to the Fund during its fiscal year ended March 31, 2026.
Nominating & Governance Committee.  The Trust has a Nominating & Governance Committee, which is comprised of all the Independent Trustees.  The Nominating & Governance Committee is responsible for
23
seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating & Governance
Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which time any such nominee would be voted on.
Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The
Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating & Governance Committee did not meet during the Fund’s fiscal year ended March 31, 2026.
Board Consultant
Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by
U.S. Bancorp Fund Services LLC (Fund Services), the administrator to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, the Board has appointed Ms. Nelson to the Board as a trustee. That appointment is expected to become effective in early
January 2027. Ms. Nelson’s consultant role will end when her appointment as trustee takes effect.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of $18,000, the Chairman of the Nominating & Governance Committee receives additional compensation of $8,000 and the Chairman of the Board receives $12,500, each annually. The
Trustees each receive $8,000 for regularly scheduled meetings and $2,500 for additional meetings.
The following table sets forth the compensation received by the Trustees for the Funds’ fiscal year ended
March 31, 2026:

Name of Person/Position(1)	Aggregate Compensation from the Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(3) Paid to Trustees
David A. Massart, Interested Trustee and Chairman	$5,785	None	None	$141,125
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$5,967	None	None	$146,000
Robert J. Kern, Independent Trustee	$5,847	None	None	$142,500
(1)Mr. Leonard M. Rush, former Chairman, Independent Trustee and Audit Committee Chairman, passed away in January
2026.
24
(2)Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.
(3)The Trust includes other portfolios in addition to the Fund.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.
As of the date of this SAI, there were no principal shareholders or control persons of the Fund. The following table lists the shareholders considered to be either a control person or a principal shareholder of the Fund, as of June 30, 2026:

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Company Inc. Special Custody Account FBO Customers Attention Mutual Funds 211 Main Street San Francisco, CA 94105-1901	31.86%	The Charles Schwab Corporation	DE	Record
Oppenheimer & Company Incorporated 85 Broad Street, Floor 22 New York, NY 10004-2783	16.07%	N/A	N/A	Record
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399-0002	14.73%	N/A	N/A	Record
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attention Mutual Fund Ops Manager 250 Nicollet Mall Ste 1200, Ste 1800 Minneapolis, MN 55401-7554	11.99%	N/A	N/A	Record
(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC
Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe
Shareholder.”
Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Port Street Investments, LLC,
pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is wholly owned by Beacon Pointe Holdings, LLC.
Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Fund. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Adviser.
25
The Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either:
(i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the
Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s average annual net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to reduce management fees and/or reimburse Fund expenses.
Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expense Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and pay Fund expenses, as specified in the Prospectus.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of the recoupment. The Operating Expenses
Limitation Agreement is indefinite in term and cannot be terminated through July 29, 2027. Thereafter,
(1) the Operating Expenses Limitation Agreement may be terminated at any time, upon 60 days’ written notice, and without payment of any penalty prior to the completion of its term, by the Trust’s Board, on behalf of the Fund, or the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld, or (2) the Adviser, upon sixty (60) days’ written notice to the Board, may elect to revert the Fund’s operating expense limit to 1.15%, with such reversion taking effect no earlier than the first day of the next twelve-month period.
The total advisory fees paid by the Fund during the fiscal years ended March 31 were as follows:

Advisory Fees Paid During the Fiscal Periods Ended:	2026	2025	2024
Advisory Fees Accrued	$1,504,313	$1,751,613	$1,809,741
Advisory Fees Waived	($239,501)	($276,782)	($258,258)
Total Advisory Fees Paid by Adviser	$1,264,812	$1,474,831	$1,551,483
The fees paid to the Sub-Adviser are negotiated between the Adviser and each Sub-Adviser and may vary. The fees paid by the Adviser to the Sub-Adviser for the fiscal years ended March 31, 2024, 2025, and 2026 were $385,950, $375,257, and $445,368 respectively, for the Fund.
26
Investment Sub-Adviser
The Adviser has engaged Saratoga Research & Investment Management, located at 14471 Big Basin
Way, Suite E, Saratoga, California 95070, as the sub-adviser to the Fund.  The Sub-Adviser is controlled by Kevin Tanner, who serves as the Sub-Adviser’s Chairman, CEO and Chief Investment Officer.  The
Sub-Adviser is responsible for the day-to-day management of the Fund assets allocated to it by the
Adviser.  Pursuant to a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser as specified in the
Prospectus.
Portfolio Managers
As disclosed in the Prospectus, the Fund is managed by portfolio managers of the Adviser and its Sub-
Adviser(s).
The table set forth below provides information regarding other accounts, excluding the Fund, managed by the Portfolio Managers as of March 31, 2026.

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Graham Pierce	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	256	$266,334,423	0	$0

Kevin Tanner	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	2,664	$2,182,301,196	0	$0
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.
Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another.  Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  However, the Adviser and Sub-Advisers have established policies and procedures to ensure that the purchase and sale of securities among all accounts they respectively manage are fairly and equitably allocated.
The Adviser, or its affiliates, and the Sub-Advisers compensate their respective Portfolio Managers for their management of the Fund.  Each Portfolio Manager receives a base salary.  The base salary is determined by overall experience, expertise, and competitive market rates.  Portfolio Managers may also receive a performance bonus, which is based on the profitability of their respective firm and job performance. With respect to the Adviser, Mr. Pierce receives a bonus based on generation of additional business for Beacon Pointe Advisors, LLC. Whereas the performance of an account may contribute to the
27
overall profitability of their respective firms, compensation of a Portfolio Manager is not based on the numerical performance of any client account. Portfolio Managers who have an ownership interest in their respective firms also receive a share of the profits from the operations of that firm.  The Portfolio
Managers’ compensation package is paid by the Adviser, including its affiliates, or the Sub-Advisers, respectively, and not by any client account.
The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio
Manager as of March 31, 2026:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Graham Pierce	Over $1,000,000
Kevin Tanner	None
Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S.
Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), 615
East Michigan Street, Milwaukee, Wisconsin, 53202, Fund Services acts as the Administrator to the
Fund.  Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the
Fund; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, Fund Services receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets, subject to a minimum annual fee.  Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements with the Trust.
The Fund paid the following in fund administration and fund accounting fees to Fund Services during the fiscal years ended March 31:

Fund	2026	2025	2024
Quality Growth Fund	$172,054	$204,243	$206,667
Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank N.A., an affiliate of Fund
Services, serves as the custodian of the Fund’s assets.  For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees, and is reimbursed for out of pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Suite
302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
28
Legal Counsel
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC, 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 875 E Wisconsin Ave, Suite 210, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar
Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba
ACA Group), 190 Middle Street, Suite 301, Portland, Maine 04101 pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the Fund’s shares is continuous.
The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority,
Inc. (“FINRA”).
The Distribution Agreement has an initial term of up to two years and will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent
Trustees.  The Distribution Agreement is terminable with respect to the Fund without penalty by the
Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the
Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’
written notice, and will automatically terminate in the event of its “assignment,” as defined in the
1940 Act.
Shareholder Servicing Plan
Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust on behalf of the Fund, the
Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder
Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide
Shareholder Servicing Activities for their clients invested in the Fund, including affiliates of the Adviser.
Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of a Fund; (2) aggregating and processing orders involving the shares of a Fund; (3) processing dividend and other distribution payments from the
Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data;
(8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts
29
in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.
As compensation for the Shareholder Servicing Activities, the Fund may pay the Service Organizations or
Adviser a fee of up to 0.10% of the Fund’s average daily net assets of the shares owned by investors for which the Service Organization maintains a servicing relationship.
The Fund paid the following amounts in shareholder servicing fees to the Adviser during the fiscal years ended March 31:

Fund	2026	2025	2024
Quality Growth Fund	$111,743	$164,596	$131,981
Portfolio Transactions and Brokerage
Pursuant to the Advisory and Sub-Advisory Agreements, the Adviser and/or Sub-Advisers determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are effected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser and/
or Sub-Advisers, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks)
that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser and/or Sub-Advisers will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser and/or Sub-
Advisers that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information
30
may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser and/or Sub-Advisers’ accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser and the Sub-Advisers consider research information, which is in addition to and not in lieu of the services required to be performed by it under their Advisory and Sub-Advisory Agreements related to the Fund, to be useful in varying degrees, but of indeterminable value.
While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser and/or Sub-Advisers, even if the specific services are not directly useful to the Fund and may be useful to the Adviser and/or Sub-Advisers in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser and/or
Sub-Advisers to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser and/or
Sub-Advisers’ overall responsibilities to the Fund.
Investment decisions for the Fund are made independently from those of other client accounts of the
Adviser or Sub-Advisers and their affiliates.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser and/or Sub-Advisers, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund are concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser and/or Sub-Advisers may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the
Adviser and/or Sub-Advisers shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser and/or Sub-Adviser has invested on behalf of the Fund and/or client accounts.
31
The Fund paid the following amounts in brokerage commissions for the fiscal years ended March 31:

Fund	2026	2025	2024
Quality Growth Fund	$267	$183	$292
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser and/or
Sub-Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively affected by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.  The following table shows the Fund’s portfolio turnover rate for the fiscal years ended March 31:

Fund	2026	2025
Quality Growth Fund	9%	7%
Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the
1940 Act.  These codes permit, subject to certain conditions, personnel of the Trust, Adviser, Sub-Adviser and Distributor to invest in securities that may be purchased or held by a Fund.
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the
Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the
Board.  The Adviser has in turn contractually delegated proxy voting authority to the Sub-Adviser.
Notwithstanding these delegations of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.
The Adviser and the Sub-Adviser have each adopted proxy voting guidelines, copies of which are included in Appendix A to this SAI, to assist in making voting decisions on common issues and in the event of a conflict of interest. The Adviser has adopted the Proxy Voting Policies and Procedures of
Beacon Pointe Advisors, LLC. However, to the extent that the Adviser or Sub-Adviser relies upon
Section 12(d)(1)(F) of the 1940 Act to invest in unaffiliated investment companies, the Adviser and/or
Sub-Adviser will exercise voting rights by proxy or otherwise with respect to any such underlying fund in the same proportion as the vote of all other holders of such security.
32
Because portions of the Fund’s assets are managed by the Adviser and various Sub-Advisers, each utilizing different strategies, the Fund could take opposite positions in a single security managed by the
Adviser and/or Sub-Adviser(s) in their respective sleeve of Fund assets.
The actual voting records relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at https://www.sec.gov/.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and
Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s
Program provides for the development of internal practices, procedures and controls, designation of anti-
money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-
Money Laundering Compliance Officer.
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/
or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT
Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings
Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.
Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, the Sub-Advisers, the Distributor, or any other affiliated person of the Fund.  After due consideration, the Board has determined that the
Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the
Portfolio Holdings Policies.  The Board also authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1)
overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and
33
recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio
Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-PORT.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings only after such information has already been disclosed to the general public.  In addition, the Fund may provide its complete portfolio holdings at the same time that information is filed with the SEC.
In the event of a conflict between the interests of the Fund and its shareholders and the interests of the
Adviser, a Sub-Adviser or an affiliated person of the Adviser or Sub-Adviser, the CCO of the Adviser, in
consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser or a Sub-Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund’s Accountant; the Custodian; the Transfer Agent; the Fund’s
independent registered public accounting firm; counsel to the Fund or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s website may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third-party recipient is subject to a confidentiality agreement.
Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC.  Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.
In no event shall the Adviser, a Sub-Adviser, their affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.
Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther
King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day
34
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.
The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of each class are calculated by (1) taking the value of all assets held by the Fund (including securities, cash or other assets such as interest and dividends accrued but not yet received) and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board and a majority of the Independent
Trustees under the Trust’s Rule 18f-3 Multiple-Class Plan; and (3) subtracting from each share class non-
class specific “Other Expenses” that are allocated to each class based on the NAV of each class relative to the NAV of the Fund or the Trust, as the case may be.

Net Assets	=	NAV Per Share
Shares Outstanding
The Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures.
When market prices are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Participation Notes are valued at the mean between bid and ask prices. Investments in other investment companies, including money market funds, are valued at their NAV per share. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Foreign securities are generally valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.
35
Exchange traded options are generally valued at the composite price, using the National Best Bid and
Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Purchase and Redemption of Fund Shares
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).
Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.
Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE
(generally 4:00 p.m., Eastern Time) on a business day will be effected at the applicable price per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.
Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary
Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:
•The name of the Fund;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A check payable to the name of the Fund.
Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.
Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an
Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:
36
•The shareholder’s name;
•The name of the Fund;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).
Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.
A signature guarantee of each owner is required in the following situations:
•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non-Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.
The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund may waive the signature guarantee requirement at its discretion.
The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.
Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.  The
Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1%
of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications
The Fund will not accept a request to cancel or modify a written transaction once processing has begun.
Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the
Fund and its shareholders.  The discussion reflects applicable U.S. federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The
37
discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under
Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions, as discussed below.
If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to
RICs, all of its taxable income will be subject to federal income tax at the corporate income tax rate
(without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.
As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if
90% or more of its income is described in (i) above.
With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.
In addition, pursuant to the Code, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as QPTPs.  The Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction.
The Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.
38
Additionally, if the Fund does not qualify as a RIC, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.
Net investment income generally consists of interest, dividends, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.
Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent that the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the
Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.  Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.
Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph.
Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains to you.
Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction).
The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20%
deduction, provided the RIC shares were held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable
39
year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses.
Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.
However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a noncorporate shareholder’s liability for the alternative minimum tax.
Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available to the Fund, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.
A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent Fund shares are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  The Fund will calculate cost basis using the Fund’s default method, unless you instruct the Fund to use a different calculation method.  For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee)
with respect to reporting of cost basis and available elections for your account.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the IRS requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 24% for U.S. residents.
Gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature
40
of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-
term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.
Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.
The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a
REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed below.  Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties. Also, the
Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the
Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses
(subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k)
plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its
41
excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.
The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.
While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-
received deduction for corporations.
The Fund may invest in securities of foreign companies that may be classified under the Code as a passive foreign investment company (“PFIC”).  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-
type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.
These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-
market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-
to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently
30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.
This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.
42
This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.
There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.
Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.
This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.
The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.
The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (to the extent not offset by any capital loss carryovers), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the
Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.
Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing or by telephone.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the
Transfer Agent has received the request.
Financial Statements
The Fund’s annual report to shareholders for the fiscal year ended March 31, 2026, is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX “A” PROXY VOTING POLICIES AND PROCEDURES
Beacon Pointe Advisors, LLC
Proxy Voting Policies and Procedures
These policies and procedures, which may be amended from time to time, apply to the voting of proxies by Beacon Pointe Advisors, LLC (“Adviser”). Unless otherwise requested by a client, the Adviser is responsible for voting proxies for securities held in certain clients’ accounts where BPA was responsible for selecting the investment; typically, these securities are limited to mutual fund holdings in the client’s account over which the Adviser has proxy-voting discretion (“Mutual Fund Proxy” or
“Mutual Fund Proxies”). The appointed sub-adviser is responsible for voting proxies for securities selected by the sub-adviser that are held in clients’ accounts. These policies and procedures, as dated above, supersede all previously dated versions.
Any other investment adviser that is a related person of the Adviser may choose to adopt these policies.
In any such case, all references in the policies to the “Adviser” shall be deemed to refer to such other adopting investment adviser. Currently, the policies have been adopted in their entirety by:
1.  Port Street Investment Solutions LLC
SECTION 1 - PROXY VOTING GUIDELINES
The fundamental guideline followed by the Adviser in voting Mutual Fund Proxies is to make every effort to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances of the types described below, it is the policy of the Adviser to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Voting Guidelines”). The Proxy Voting Guidelines are applicable to the voting of
Mutual Fund Proxies only. Proxies for clients’ equity securities will be voted by the third party investment manager appointed to each account. Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Chief Compliance Officer (“CCO”).
SECTION 2 - VOTING RESPONSIBILITY
The President /Chief Compliance Officer or designee has the responsibility of voting Mutual Fund
Proxies received by the Adviser (“Responsible Voting Party”).
SECTION 3 - THIRD PARTY DELEGATION
The Adviser may delegate to a non-affiliated third party vendor the responsibility to review Mutual
Fund Proxy proposals and make voting recommendations to the Adviser. The Adviser will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines.
SECTION 4 - APPLICATION OF PROXY VOTING GUIDELINES
It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility.
Accordingly, except as otherwise provided in these policies and procedures, the Adviser may instruct the Responsible Voting Party to vote a Mutual Fund Proxy contrary to the Proxy Voting

Guidelines if it is determined that such action is in the best interests of the clients/beneficiaries. In exercising its voting discretion, the Adviser may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the mutual fund company involved.
Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by a mutual fund present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context.
For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management.
The Adviser will document the rationale for any Mutual Fund Proxy voted contrary to the Proxy Voting
Guidelines. Such information will be provided to the Adviser’s CCO as part of the recordkeeping process.
SECTION 5 - CONFLICTS OF INTEREST
The Adviser may occasionally be subject to conflicts of interest in the voting of Mutual Fund Proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Adviser and/or its employees may occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.
If at any time the Adviser and/or the Responsible Voting Party become aware of any type of potential or actual conflict of interest relating to a particular Mutual Fund Proxy proposal, they will promptly report such conflict to the Adviser’s CCO. Conflicts of interest will be handled in various ways depending on the type and materiality. This includes:
1.Where the Proxy Voting Guidelines outline the Adviser’s voting position, as either “for” or
“against” such Mutual Fund Proxy proposal, voting will be accordance with the Adviser’s
Proxy Voting Guidelines.
2.Where the Proxy Voting Guidelines outline the Adviser’s voting position to be determined on a
“case by case” basis for such Mutual Fund Proxy proposal, or such proposal is not listed in the
Proxy Voting Guidelines, then one of the two following methods will be selected by the
Adviser depending upon the facts and circumstances of each situation and the requirements of applicable law:
a.Voting the Mutual Fund Proxy in accordance with the voting recommendation of a non-affiliated third party vendor.
b.Voting the Mutual Fund Proxy pursuant to client direction.
SECTION 6 - PROXY VOTING RECORDS
The Adviser will maintain the following records under these policies and procedures:
1.A copy of all policies and procedures.

2.A copy of each Mutual Fund Proxy statement the Adviser receives regarding client’s securities.
3.A record of each vote cast by the Adviser on behalf of a client.
4.A copy of any document created by the Adviser that was material to making a decision on how to vote Mutual Fund Proxies on behalf of a client or that memorialize the basis for that decision.
5.A copy of each written client request for information on how the Adviser voted Mutual Fund
Proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted Mutual Fund
Proxies on behalf of the requesting client.
The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Adviser may rely on one or more third parties to create and retain the records referred to in items 2 and 3 above.
SECTION 7 - CLIENT DISCLOSURES
A copy of these policies and procedures will be provided to clients upon request. In addition, copies of the above outlined records, as they relate to particular clients, will be provided to those clients upon request.
It is generally the Adviser’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.
SECTION 8 - ERISA ACCOUNTS
Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where proxy voting discretion for an ERISA Plan’s mutual fund holdings rests with the Adviser, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.
SECTION 9 - OTHER SPECIAL SITUATIONS
The Adviser may choose not to vote Mutual Fund Proxies in certain situations or for certain accounts, such as: 1) where a client has informed the Adviser that it wishes to retain the right to vote the Mutual
Fund Proxy, Adviser will instruct the custodian to send such proxy material directly to the client, 2)
where the Adviser deems the cost of voting would exceed any anticipated benefit to the client, 3) where a Mutual Fund Proxy is received for a client account that has been terminated with the Adviser, 4)
where a Mutual Fund Proxy is received for a mutual fund the Adviser no longer manages (i.e. the
Adviser had previously sold the entire position), and/or 5) where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the mutual fund in question. In addition, the Adviser will not be responsible for voting any proxies for securities, other than mutual funds, held in a client’s account where the client’s account is changing investment managers. In such cases, the Adviser will instruct the client’s custodian to send the proxy directly to the client for voting.

EXHIBIT A
Mutual Fund Proxies
Election of Directors
Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.
Converting Closed-end Fund to Open-end Fund
Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements
Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.
New Classes or Series of Shares
FOR creating new classes or series of shares.
Preferred Stock Authorization
Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.
1940 Act Policies
Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.
Changing a Fundamental Restriction to a Non-fundamental Restriction
Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund's target investments, reasons for change, and projected impact on portfolio.
Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund's fundamental investment objective to non-fundamental.
Name Rule Proposals
Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund's target market.

Disposition of Assets, Termination, Liquidation
Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company's past performance, and terms of liquidation.
Charter Modification
Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.
Change of Domicile
Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.
Change in Sub-classification
Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.
Authorizing Board to Hire and Terminate Sub-advisors without Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval
Distribution Agreements
Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor's reputation and past performance, and competitiveness of fund in industry.
Master-Feeder Structure
FOR establishment of a master-feeder structure.
Changes to Charter
Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.
Mergers
Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.
Shareholder Proposals Independent
Directors
FOR shareholder proposals asking that a three-quarters majority of directors be independent. FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
For proposals asking that the Chairman be independent.
Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.
Reimbursement of Shareholder for Expenses Incurred
Case-by-case basis for reimbursing proxy solicitation expenses. FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.

Terminate the Investment Advisor
Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.

XXI.PROXY VOTING AND CLASS ACTION CLAIM FILING
A.Proxy Voting
1.General
Rule 206(4)-6 under the Act addresses an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. The rule also requires these advisers to maintain certain records relating to proxy voting. The rule is designed to ensure that advisers vote proxies in the best interests of their clients and provide clients with information about how their proxies are voted. The rule requires an investment adviser that exercises voting authority over client proxies to: adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients;
disclose to clients information about the adviser’s proxy voting policies and procedures; and disclose to clients how they may obtain information on how the adviser has voted their proxies.
2.Proxy Voting Policies
The designated portfolio manager is responsible for managing the proxy voting processes, policies and procedures. The President and CCO ensure that SaratogaRIM votes all proxies in accordance with these policies and procedures and retains all required documentation associated with proxy voting, unless the client has retained proxy voting responsibility. The CCO will ensure that SaratogaRIM complies with all applicable recordkeeping requirements associated with proxy voting.
SaratogaRIM has adopted the following proxy voting procedures to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed properly:
•SaratogaRIM will maintain a list of all clients for which it votes proxies. The list is maintained through the Broadridge Financial Solutions, Inc.- Proxy Edge system.
•The designated portfolio manager is responsible for overseeing the proxy voting process and ensuring that all proxies are voted in a timely manner. The designated portfolio manager will ensure that proxy votes are not submitted before all relevant available information is made available by the issuer or otherwise.
•SaratogaRIM utilizes recommendations provided by Glass, Lewis & Co. (“Glass Lewis”), an independent third party provider of proxy voting guidelines and research. The Firm generally votes in favor of routine corporate housekeeping proposals, such as the election of directors and selection of auditors, absent conflicts of interest raised by an auditor’s non-audit services; and
against proposals that cause board members to become entrenched or cause unequal voting rights.
In reviewing proposals, the Firm considers management’s opinion and the effect on management, shareholder value, and the issuer's business practices. These voting guidelines and practices generally coincide with those of Glass Lewis.
•In any instance where SaratogaRIM votes a proxy differently from the Glass Lewis approved policy recommendation, the designated portfolio manager is required to provide to the Investment
Committee a written explanation of the reason for the deviation, as well as a representation that
SaratogaRIM is not conflicted in making the chosen voting decision.

•Prior to finalizing the submission of proxy votes, the designated portfolio manager will review any provided disclosures regarding conflicts of interest by Glass Lewis or Broadridge. The designated portfolio manager will document any proxy vote recommended by Glass Lewis that is subject to change due to a possible conflict of interest.
•The designated portfolio manager will review received proxies to determine if any relate to a matter that SaratogaRIM has determined require additional review rather than the standard application of Glass Lewis recommendations. SaratogaRIM has determined that the following issues may be determined to be subject to additional review, as determined by designated portfolio manager: corporate events such as merger, acquisitions and conversions.
•SaratogaRIM will not neglect its proxy voting responsibilities, but SaratogaRIM may abstain from voting if it deems that abstaining is in the best interests of clients. For example,
SaratogaRIM may be unable to vote securities that have been lent by the custodian, voting on international securities where personal appearance is required and not having sufficient information to vote the proxy. Other situations may include: where the Firm deems the cost of voting would exceed any anticipated benefit to the client; where a proxy is received for a terminated client account; where a proxy is received for a security the Firm no longer manages
(e.g., the Firm previously sold the entire position); and/or where the exercise of voting rights could restrict the Firm’s ability to freely trade the security in question.
•The designated portfolio manager will prepare and maintain documentation describing the rationale for any instance in which SaratogaRIM does not vote a client’s proxy utilizing the Proxy
Edge System.
•Through the Broadridge Proxy Edge System, the following information will be maintained in connection with each proxy received for vote:
•The issuer’s name;
•The security’s ticker symbol or CUSIP, as applicable;
•The shareholder meeting date;
•The number of shares that [Adviser] voted;
•A brief identification of the matter voted on;
•Whether SaratogaRIM cast a vote; and
•How SaratogaRIM cast its vote (for the proposal, against the proposal, or abstain).
Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures will be promptly reported to the President and CCO.
3.Proxy Voting Service Providers – Due Diligence
In addition to the due diligence relating to all third party service providers, as set forth in Section XXVI of this Manual, the CCO will ensure that initial and ongoing due diligence of Glass Lewis and the
Broadridge Proxy Edge System is completed as necessary relating to the services provided by Glass
Lewis & Co. and the Broadridge Proxy Edge. The due diligence review may include such things as the following:
•Review of whether Glass Lewis has capacity and competency to adequately analyze the matters for which it is responsible for voting/providing voting recommendations;

•How Glass Lewis constructs peer groups, taking into account such things as the unique characteristics of the issuer to the extent available such as, the issuer’s size, history and financial performance;
•Glass Lewis adequately discloses its methodologies in formulating voting recommendations, so
SaratogaRIM can understand the factors underlying the proxy firm’s recommendations; and
•How Glass Lewis handles conflicts of interest related to relationships with issuers, shareholder advocates, or other parties.
B.Class Actions/Legal Proceedings
At no time and under no circumstances is SaratogaRIM responsible for legal proceedings, class action suits or other events pertaining to account assets. The client maintains exclusive sole responsibility for all legal proceedings, class action suits or such other events.
For organic SaratogaRIM clients only, SaratogaRIM assumes the responsibility for decisioning all corporate actions. Generally, corporate actions include, but are not limited to, participation in class action litigation and the handling of tender offers. Class action litigation claim notices are filed by Broadridge, under the direction of the Director of Operations.
C.Disclosures to Clients
SaratogaRIM includes a description of its policies and procedures regarding proxy voting in Part 2A of
Form ADV, along with a statement that clients can contact the CCO to obtain a copy of these policies and procedures and information about how SaratogaRIM voted with respect to the client’s securities. Any requests for information about proxy voting should be promptly forwarded to the CCO, who will respond to any such requests. As a matter of policy, SaratogaRIM does not disclose how it expects to vote on upcoming proxies. Additionally, SaratogaRIM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.
D.Report and Review of Proxies Received/Voted
The designated portfolio manager will provide to the President and CCO a report containing the information listed above in Section A for all proxies received and voted during a quarter. In addition, the report will include any proxies received and not voted, if applicable. On a quarterly basis, the CCO reviews all proxies received and subject to vote by SaratogaRIM to ensure that SaratogaRIM has voted, or not voted, such proxies in accordance with these policies and procedures.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration
Statement on Form N-1A filed on October 24, 2017.

(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Port Street
Quality Growth Fund, and Port Street Investments LLC– incorporated herein by reference from Post-Effective Amendment Number 422 to the Trust's Registration
Statement on Form N-1A filed on July 25, 2019.

	(2)
Investment Sub-Advisory Agreement between Port Street Investments LLC and
Saratoga Research & Investment Management relating to the Port Street Quality
Growth Fund – incorporated herein by reference from Post-Effective Amendment
Number 422 to the Trust's Registration Statement on Form N-1A filed on July 25,
2019.

(e)	(1)
Distribution Agreement between the Trust on behalf of the Port Street Quality Growth
Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-
Effective Amendment Number 422 to the Trust's Registration Statement on Form
N-1A filed on July 25, 2019.

	(2)	(i)	Novation Agreement dated March 31, 2020 – incorporated herein by reference to Post-Effective Amendment No. 479 to the Registrant's Registration Statement on Form N-1A filed on July 23, 2020.
		(ii)	Novation Agreement (Quasar) – incorporated herein by reference from Post-Effective Amendment No. 547 to the Trust's Registration Statement on Form N-1A filed on July 26, 2022.
(f)			Bonus or Profit Sharing Contracts – not applicable.
(g)	(1)
Amended and Restated Custody Agreement between the Trust and U.S. Bank
National Association – incorporated herein by reference from Post-Effective
Amendment No. 572 to the Registrant's Registration Statement on Form N-1A filed on July 27, 2023.

	(2)
Exhibit to the Amended and Restated Custody Agreement between the Trust and U.S.
Bank National Association – incorporated herein by reference from Post-Effective
Amendment No. 573 to the Registrant's Registration Statement on Form N-1A filed on July 27, 2023.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund
Services, LLC – incorporated herein by reference to Registrant’s Registration
Statement on Form N-1A filed on May 5, 2011.

		(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A
filed on March 28, 2014.

		(ii)
Amendment to the Fund Administration Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 196 to Registrant’s Registration Statement on Form N-1A
filed on December 23, 2015.

2

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S.
Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective
Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on
March 28, 2014.

		(ii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S.
Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective
Amendment No. 196 to Registrant’s Registration Statement on Form N-1A filed on
December 23, 2015.

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S.
Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective
Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on
March 28, 2014.

		(ii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S.
Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective
Amendment No. 196 to Registrant’s Registration Statement on Form N-1A filed on
December 23, 2015.

	(4)		Operating Expenses Limitation Agreement between the Trust, on behalf of Port Street Quality Growth Fund, and Port Street Investments LLC – filed herewith.
(i)	(1)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the
Port Street Quality Growth Fund – incorporated herein by reference from Post-
Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A
filed on March 28, 2014.

(j)	(1)		Consent of Independent Registered Public Accounting Firm by Cohen Fund & Company, Ltd. for the Port Street Quality Growth Fund – filed herewith.
	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and
David M. Swanson dated February 23, 2022 – incorporated herein by reference to
Post-Effective Amendment No. 533 to the Registrant's Registration Statement on
Form N-1A filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)	(1)		Amended and Restated Rule 12b-1 Plan – not applicable.
	(2)		Shareholder Servicing Plan – incorporated herein by reference to Post-Effective Amendment No. 479 to the Registrant's Registration Statement on Form N-1A filed on July 23, 2020.
(n)	(1)		Amended and Restated Rule 18f-3 Plan – not applicable.
(o)			Reserved.
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 560 to the Trust's Registration Statement on Form N-1A filed on February 27, 2023.
	(2)		Code of Ethics for Port Street Investments LLC – incorporated herein by reference from Post-Effective Amendment No. 505 to the Registrant's Registration Statement on Form N-1A filed on July 29, 2021.
	(3)
Code of Ethics for Saratoga Research & Investment Management – incorporated herein by reference to Post-Effective Amendment No. 479 to the Registrant's
Registration Statement on Form N-1A filed on July 23, 2020.

Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
3
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of
Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Advisers
With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’
Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s
Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.          Abacus FCF ETF Trust
2.          Advisor Managed Portfolios
3.          Antares Private Credit Fund
4.          Capital Advisors Growth Fund, Series of Advisors Series Trust
5.          Chase Growth Fund, Series of Advisors Series Trust
6.          Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.          Edgar Lomax Value Fund, Series of Advisors Series Trust
8.          Huber Large Cap Value Fund, Series of Advisors Series Trust
9.          Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.        Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.        Huber Small Cap Value Fund, Series of Advisors Series Trust
12.        Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.        Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.        Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.        O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.        PIA BBB Bond Fund, Series of Advisors Series Trust
17.        PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.        PIA High Yield Fund, Series of Advisors Series Trust
19.        PIA MBS Bond Fund, Series of Advisors Series Trust
20.        PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.        Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.        Poplar Forest Partners Fund, Series of Advisors Series Trust
23.        Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.        Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.        Pzena International Value ETF, Series of Advisors Series Trust
26.        Pzena International Value Fund, Series of Advisors Series Trust
4
27.        Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.        Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.        Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.        Vox populi ETF, Series of Advisors Series Trust
31.        Scharf ETF, Series of Advisors Series Trust
32.        Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.        Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.        Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.        Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.        The Aegis Funds
37.        Allied Asset Advisors Funds
38.        Angel Oak Funds Trust
39.        Angel Oak Strategic Credit Fund
40.        Brookfield Infrastructure Income Fund Inc.
41.        Brookfield Investment Funds
42.        Buffalo Funds
43.        RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.        RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.        RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.        DoubleLine Funds Trust
47.        AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.        AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.        AAM Crescent CLO ETF, Series of ETF Series Solutions
50.        AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
51.        AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.        AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53.        AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54.        AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55.        AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56.        AAM Transformers ETF, Series of ETF Series Solutions
57.        Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58.        Aptus April Buffer, Series of ETF Series Solutions
59.        Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.        Aptus Deferred Income ETF, Series of ETF Series Solutions
61.        Aptus Defined Risk ETF, Series of ETF Series Solutions
62.        Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.        Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.        Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.        Aptus January Buffer ETF, Series of ETF Series Solutions
66.        Aptus July Buffer ETF, Series of ETF Series Solutions
67.        Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68.        Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69.        Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70.        Aptus October Buffer ETF, Series of ETF Series Solutions
71.        Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72.        Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73.        Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
74.        BTD Capital Fund, Series of ETF Series Solutions
75.        Carbon Strategy ETF, Series of ETF Series Solutions
76.        ClearShares OCIO ETF, Series of ETF Series Solutions
77.        ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78.        ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79.        Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
80.        Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
81.        Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82.        Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83.        ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84.        Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
5
85.        Hoya Capital Housing ETF, Series of ETF Series Solutions
86.        LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87.        LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88.        LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89.        McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90.        Opus Small Cap Value ETF, Series of ETF Series Solutions
91.        The Acquirers Fund, Series of ETF Series Solutions
92.        The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93.        The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94.        U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
95.        U.S. Global JETS ETF, Series of ETF Series Solutions
96.        U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97.        U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
98.        US Vegan Climate ETF, Series of ETF Series Solutions
99.        First American Funds Trust
100.      FundX Investment Trust
101.      The Glenmede Fund, Inc.
102.      The GoodHaven Funds Trust
103.      Harding, Loevner Funds, Inc.
104.      Hennessy Funds Trust
105.      Horizon Funds
106.      Hotchkis & Wiley Funds
107.      Intrepid Capital Management Funds Trust
108.      Jacob Funds Inc.
109.      The Jensen Quality Growth Fund Inc.
110.      Kirr, Marbach Partners Funds, Inc.
111.      Core Alternative ETF, Series of Listed Funds Trust
112.      Optimized Equity Income ETF, Series of Listed Funds Trust
113.      Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114.      Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115.      LKCM Funds
116.      LoCorr Investment Trust
117.      MainGate Trust
118.      ATAC Rotation Fund, Series of Managed Portfolio Series
119.      Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.      Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
121.      Kensington Defender Fund, Series of Managed Portfolio Series
122.      Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
123.      Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.      Kensington Managed Income Fund, Series of Managed Portfolio Series
125.      LK Balanced Fund, Series of Managed Portfolio Series
126.      Leuthold Core ETF, Series of Managed Portfolio Series
127.      Leuthold Core Investment Fund, Series of Managed Portfolio Series
128.      Leuthold Global Fund, Series of Managed Portfolio Series
129.      Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
130.      Leuthold Select Industries ETF, Series of Managed Portfolio Series
131.      Muhlenkamp Fund, Series of Managed Portfolio Series
132.      Nuance Concentrated Value Fund, Series of Managed Portfolio Series
133.      Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
134.      Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.      Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.      Reinhart International PMV Fund, Series of Managed Portfolio Series
137.      Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.      Tremblant Global ETF, Series of Managed Portfolio Series
139.      Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
140.      Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
141.      Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.      Hood River New Opportunities Fund, Series of Manager Directed Portfolios
6
143.      Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.      SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.      SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.      SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.      Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.      Mason Capital Fund Trust
149.    Matrix Advisors Funds Trust
150.    Monetta Trust
151.    Nicholas Equity Income Fund, Inc.
152.    Nicholas Fund, Inc.
153.    Nicholas II, Inc.
154.    Nicholas Limited Edition, Inc.
155.    Oaktree Asset-Backed Income Fund Inc.
156.    Oaktree Diversified Income Fund Inc.
157.    Permanent Portfolio Family of Funds
158.    Procure ETF Trust II
159.    Professionally Managed Portfolios
160.    Provident Mutual Funds, Inc.
161.    Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162.    Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163.    Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164.    Aquarius International Fund, Series of The RBB Fund, Inc.
165.    Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166.    Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
167.    Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
168.    Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
169.    Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
170.    Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
171.    F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
172.    F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
173.    F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.    F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
175.    F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
176.    F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
177.    F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.    F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
179.    F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
180.    F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
181.    F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.    F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
183.    F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
184.    F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
185.    F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
186.    F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
187.    F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
188.    F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
189.    F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
190.    F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
191.    F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
192.    F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
193.    Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
194.    Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
195.    Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
196.    Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
197.    Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
198.    Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
199.    Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
200.    Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
7
201.    Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
202.    MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
203.    Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
204.    SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
205.    SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
206.    SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
207.    SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
208.    SGI Global Equity Fund, Series of The RBB Fund, Inc.
209.    SGI Peak Growth Fund, Series of The RBB Fund, Inc.
210.    SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
211.    SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
212.    SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
213.    SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
214.    WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
215.    WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
216.    The RBB Fund Trust
217.    RBC Funds Trust
218.    Rockefeller Municipal Opportunities Fund
219.    SEG Partners Long/Short Equity Fund
220.    Series Portfolios Trust
221.    Thompson IM Funds, Inc.
222.    Tortoise Capital Series Trust
223.    Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
224.    Bright Rock Large Cap Fund, Series of Trust for Professional Managers
225.    CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
226.    CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
227.    CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
228.    CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
229.    RiverPark Strategic Income Fund, Series of Trust for Professional Managers
230.    Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
231.    Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
232.    Jensen Quality MidCap Fund, Series of Trust for Professional Managers
233.    Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
234.    Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
235.    Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.  The
Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
8
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of
1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Registrant’s Investment Advisers	Port Street Investments LLC 24 Corporate Plaza Drive, Suite 150 Newport Beach, California 92660
Registrant’s Investment Sub-Advisers	Saratoga Research & Investment Management 14471 Big Basin Way, Suite E Saratoga, California 95070
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.
9
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 649 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the
Registrant has duly caused this Post-Effective Amendment No. 649 to its Registration Statement on Form N-1A to
be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of
Wisconsin, on the 27th day of July, 2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 27th day of July, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney